FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

        The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants.

        As of December 31, 2015 and 2016, the following financial assets and liabilities were measured at fair value on a recurring basis in periods subsequent to their initial recognition using the type of inputs shown as follows:

	Fair Value Measurements Using
At December 31, 2016	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	10,632	—	10,632	—
Commodity hedge	4,230	—	4,230	—
Interest rate swap	12,854	—	12,854	—

Total assets	27,716	—	27,716	—

Liabilities:		—		—
Interest rate swap	5,418	—	5,418	—
Warrants	711	—	711	—
Foreign exchange forward contracts	3,496	—	3,496	—

Total liabilities	9,625	—	9,625	—

	Fair Value Measurements Using
At December 31, 2015	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,924	—	1,924	—
Commodity hedge	2,072	—	2,072	—
Interest rate swaption	4,335	—	4,335	—

Total assets	8,331	—	8,331	—

Liabilities:
Interest rate swap	21,546	—	21,546	—
Warrants	25,265	—	25,265	—
Foreign exchange forward contracts	5,775	—	5,775	—

Total liabilities	52,586	—	52,586	—

Foreign exchange forward contracts

        The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations.

        The Company's foreign currency derivative instruments relate to foreign exchange options or forward contracts involving major currencies such as Japanese yen, Euro, Canadian dollar and Renminbi. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

Commodity hedge

        During the year ended December 31, 2015, the Company entered into a fixed for floating energy commodity swap with a financial institution to hedge cash flows associated with electricity sales of the Astoria project in the U.S. for the period between expected COD and commencement of the long term PPA with the off taker in January 2019. The swap contract was designated as a cash flow hedge at inception and is anticipated to be effective through its two-year term that ends on December 31, 2018. The fair value of the swap contract was $2,072 and $4,230, an asset position, recorded in derivative assets on the balance sheet at December 31, 2015 and 2016, respectively. The effective portion of gains and losses on derivatives designated as cash flow hedges are initially deferred in other comprehensive income before being recognized in the statements of operations in the same period as the hedged transactions are reflected in earnings. Gains and losses on derivatives that are not designated or fail to qualify as effective hedges are recognized in the statements of operations as incurred.

        Fair value of the commodity swap is determined using pricing models developed based on the underlying commodity price of electricity and adjusted to reflect nonperformance risk of the counterparty and the Company, as necessary, which are considered Level 2 inputs.

Interest rate swaption

        During the year ended December 31, 2015, the Company entered into an option to purchase fixed for floating interest rate swaps, also known as a swaption, with a financial institution to hedge cash flows associated with interest payments of certain projects of Recurrent. The swaptions had not been designated as a hedge for accounting purposes. During the year ended December 31, 2016, the Company exercised swaptions with total notional amounts of approximately $399.0 million. The fair value of the swaption contract was $4,335 and nil as of December 31, 2015 and 2016, respectively, and the change in its fair value was recorded in gain (loss) on change in fair value of derivatives during the year ended December 31, 2016.

        The fair value of the swaption was measured based on observable market data, which are considered Level 2 inputs.

Interest rate swap

        SSM, which the Company acquired on September 28, 2015, entered into fixed for floating interest rate swaps with a financial institution to hedge the interest rate risk resulting from fluctuations in interest rates on its project construction debts with notional amount totaling CAD186.0 million ($133.9 million), which will expire in 2029. The interest rate swaps had not been designated as a hedge for accounting purposes. The total estimated fair value of the swap contracts was $21,546 and $3,863, a liability position, as of December 31, 2015 and recorded in liabilities held-for-sale on the balance sheet as of December 31, 2016, respectively, and the change in its fair value was recorded in gain (loss) on change in fair value of derivatives during the year ended December 31, 2015 and 2016.

        During the year ended December 31, 2016, the Company entered into fixed for floating interest rate swaps with two financial institutions to hedge the interest rate risk on its project debts obtained in the United Kingdom with notional amount totaling GBP78.4 million ($96.8 million), which will expire between 2033 and 2034. The interest rate swaps had been designated as cash flow hedges for accounting purposes.

        Together with interest rate swap contracts of total notional amounts of approximately $399.0 million entered into for Recurrent projects upon the exercise of the swaption and designated as cash flow hedges, the total estimated fair value of the swap contracts was recorded as derivative assets of $12,854 and derivative liabilities of $5,418 on the balance sheet as of December 31, 2016. The effective portion of gains and losses on derivatives designated as cash flow hedges are initially deferred in other comprehensive income before being recognized in the statements of operations in the same period as the hedged transactions are reflected in earnings. Gains and losses on derivatives that are not designated or fail to qualify as effective hedges are recognized in the statements of operations as incurred.

        The estimated fair value of interest rate swaps was measured based on observable market data, which are considered Level 2 inputs.

Warrants

        The fair value of the warrants (see Note 28) was determined using the Binomial model, with certain inputs significant to the valuation methodology classified as Level 2 inputs.

        The fair value of derivative instruments on the consolidated balance sheets as of December 31, 2015 and 2016 and the effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Fair Value of Derivative Assets
	At December 31, 2015		At December 31, 2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets—current	1,924	Derivative assets—current	10,632
Commodity hedge	Derivative assets—current	—	Derivative assets—current	1,638
Interest rate swaption	Derivative assets—current	4,335	Derivative assets—current	—
Commodity hedge	Derivative assets—non-current	2,072	Derivative assets—non-current	2,592
Interest rate swap	Derivative assets—non-current	—	Derivative assets—non-current	12,854

	Total	8,331	Total	27,716

	Fair Value of Derivative Liabilities
	At December 31, 2015		At December 31, 2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities—current	5,775	Derivative liabilities—current	3,496
Warrants	Derivative liabilities—current	25,265	Derivative liabilities—current	711
Interest rate swap	Derivative liabilities—current	4,188	Derivative liabilities—current	5,418
Interest rate swap	Derivative liabilities—non-current	17,358	Derivative liabilities—non-current	—

	Total	52,586	Total	9,625

		Amount of Gain (Loss) Recognized in Statements of Operations
		Years Ended December 31
	Location of Gain (Loss) Recognized in Statements of Operations
		2014	2015	2016
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	19,656	(3,738)	4,798
Warrants	Gain (loss) on change in fair value of derivatives	—	(8,887)	24,554
Commodity hedge	Gain (loss) on change in fair value of derivatives	—	(7)	75
Interest rate swaption	Gain (loss) on change in fair value of derivatives	—	(107)	(4,335)
Interest rate swap	Gain (loss) on change in fair value of derivatives	—	543	2,230

	Total	19,656	(12,196)	27,322

        The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

        The Company recorded impairment charges for certain idle assets of $1,573, $6,992 and $22,757 for the years ended December 31, 2014, 2015 and 2016, respectively. The fair value of these assets was measured based on prices offered by unrelated third-party willing buyers and classified as level 3 fair value measurements as the offering prices are not observable.

        The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under the U.S. GAAP.

        The carrying values of cash and cash equivalents, restricted cash, trade receivables, billed and unbilled, amounts due from related parties, accounts payables, short-term notes payable, amounts due to related parties and short-term borrowings approximate their fair values due to the short-term maturity of these instruments. Long-term borrowings were $606,577 and $493,455 as of December 31, 2015 and 2016, respectively, which approximate their fair values since most of the borrowings contain variable interest rates. The fair value of long-term borrowings was measured based on discounted cash flow approach, which is classified as level 2 as the key inputs can be corroborated with market data.

        The carrying value of the Company's outstanding convertible notes was $146.7 million and $125.6 million as of December 31, 2015 and 2016, respectively.